Property and Equipment (Details Narrative) (10-K) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Depreciation expense	$ 432	$ 1,123	$ 1,435	$ 1,652
Impairment charges			852
Ceramics Equipment [Member]
Impairment charges			220
Leasehold Improvements [Member]
Impairment charges			170
Ceramics Surgical Instrument [Member]
Impairment charges			$ 460